Revenue from Contracts with Customers - Summary of Revenue Disaggregation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 2,618.1	$ 2,127.7	[1]	$ 2,546.5	[1]
Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,844.5	2,943.4		3,312.9
Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5,462.6	5,071.1		5,859.4
Operating Segments [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5,462.6	5,071.1		5,859.4
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,601.0	1,245.0		1,266.1
North America [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,744.6	1,714.0		2,071.8
North America [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3,345.6	2,959.0		3,337.9
North America [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3,345.6	2,959.0		3,337.9
Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	46.4	120.3		28.1
Latin America, except Brazil [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	30.0	29.7		23.5
Latin America, except Brazil [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	76.4	150.0		51.6
Latin America, except Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	76.4	150.0		51.6
Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	59.8	42.1		141.3
Asia Pacific [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	317.2	389.9		718.2
Asia Pacific [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	377.0	432.0		859.5
Asia Pacific [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	377.0	432.0		859.5
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	570.5	367.5		700.0
Brazil [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	32.8	75.5		48.9
Brazil [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	603.3	443.0		748.9
Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	603.3	443.0		748.9
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	297.6	327.0		377.1
Europe [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	626.1	639.0		314.5
Europe [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	923.7	966.0		691.6
Europe [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	923.7	966.0		691.6
Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	42.8	25.8		33.9
Medical benefits plan subsidiaries abroad [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	93.8	95.3		136.0
Medical benefits plan subsidiaries abroad [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	136.6	121.1		169.9
Medical benefits plan subsidiaries abroad [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	136.6	121.1		169.9
Commercial Aviation [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,234.4	2,358.3		2,771.4
Commercial Aviation [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,234.4	2,358.3		2,771.4
Commercial Aviation [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,234.4	2,358.3		2,771.4
Commercial Aviation [member] | Operating Segments [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,234.4	2,358.3		2,771.4
Commercial Aviation [member] | North America [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,399.8	1,449.4		1,795.5
Commercial Aviation [member] | Latin America, except Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	17.0	11.9		0.5
Commercial Aviation [member] | Asia Pacific [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	256.9	324.1		670.3
Commercial Aviation [member] | Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.7	0.2		0.9
Commercial Aviation [member] | Europe [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	508.2	519.1		200.1
Commercial Aviation [member] | Medical benefits plan subsidiaries abroad [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	51.8	53.6		104.1
Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	775.3	612.1		853.7
Defense and Security [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	775.3	612.1		853.7
Defense and Security [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	775.3	612.1		853.7
Defense and Security [member] | North America [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	202.8	145.7		93.3
Defense and Security [member] | Latin America, except Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2.7	68.3		5.4
Defense and Security [member] | Asia Pacific [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	4.3	1.6		13.7
Defense and Security [member] | Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	431.8	258.9		587.1
Defense and Security [member] | Europe [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	96.7	122.8		133.5
Defense and Security [member] | Medical benefits plan subsidiaries abroad [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	37.0	14.8		20.7
Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,397.0	1,104.3		1,280.3
Executive Jets [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,397.0	1,104.3		1,280.3
Executive Jets [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,397.0	1,104.3		1,280.3
Executive Jets [member] | North America [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,181.6	936.7		1,006.8
Executive Jets [member] | Latin America, except Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	21.6	22.5		0.6
Executive Jets [member] | Asia Pacific [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	20.3	1.6		94.1
Executive Jets [member] | Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	54.7	16.1		17.1
Executive Jets [member] | Europe [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	118.8	127.4		161.7
Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	437.2	399.8		398.3
Service and support [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	609.5	581.0		523.9
Service and support [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,046.7	980.8		922.2
Service and support [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,046.7	980.8		922.2
Service and support [member] | Operating Segments [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	609.5	581.0		523.9
Service and support [member] | North America [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	560.7	422.2		421.0
Service and support [member] | Latin America, except Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	35.1	47.3		45.1
Service and support [member] | Asia Pacific [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	95.5	104.7		81.4
Service and support [member] | Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	107.6	157.2		133.3
Service and support [member] | Europe [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	200.0	196.7		196.3
Service and support [member] | Medical benefits plan subsidiaries abroad [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	47.8	52.7		45.1
All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.6	11.5		14.2
All Other Segments [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.6	4.1		17.6
All Other Segments [member] | Aggregate continuing and discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	9.2	15.6		31.8
All Other Segments [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	9.2	15.6		31.8
All Other Segments [member] | Operating Segments [member] | Discontinued operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.6	4.1		17.6
All Other Segments [member] | North America [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.7	5.0		21.3
All Other Segments [member] | Brazil [member] | Operating Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.5	10.6		10.5
Aircraft [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3,592.3	3,373.0		3,873.9
Aircraft [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,549.0	2,253.8		2,711.5
Aircraft [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	21.3	87.0		0.2
Aircraft [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	272.0	318.2		754.0
Aircraft [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	59.1	40.3		20.0
Aircraft [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	614.3	644.5		359.3
Aircraft [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	76.6	29.2		28.9
Aircraft [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,184.7	2,276.2		2,691.8
Aircraft [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	89.9	92.5
Aircraft [member] | Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,311.9	997.4		1,175.0
Aircraft [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.2
Aircraft [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5.6	6.9		7.1
Long-term contracts (Defense BU) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	399.1	267.0		651.8
Long-term contracts (Defense BU) [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.1	1.9		38.0
Long-term contracts (Defense BU) [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1.3	0.1		1.3
Long-term contracts (Defense BU) [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2.1	0.7		9.8
Long-term contracts (Defense BU) [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	378.8	243.3		558.4
Long-term contracts (Defense BU) [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	13.5	12.6		33.7
Long-term contracts (Defense BU) [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3.3	8.4		10.6
Long-term contracts (Defense BU) [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	397.9	267.0		651.8
Long-term contracts (Defense BU) [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1.2
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	151.5	191.0		192.4
Others [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	98.6	66.6		104.1
Others [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	19.2	11.9		0.2
Others [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	5.7	5.2		1.7
Others [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.6	74.7		11.9
Others [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	12.5	8.9		0.3
Others [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	6.9	23.7		74.2
Others [member] | Commercial Aviation [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	49.7	82.1		79.6
Others [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	16.0	2.0		7.2
Others [member] | Executive Jets [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	85.1	106.9		105.3
Others [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.7			0.3
Service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	882.8	806.1		801.0
Service [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	437.5	353.7		304.1
Service [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	26.6	42.2		36.9
Service [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	72.6	92.3		75.4
Service [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	101.3	42.4		109.4
Service [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	205.1	230.3		231.5
Service [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	39.7	45.2		43.7
Service [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	264.2	183.2		177.8
Service [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	618.5	622.7		622.2
Service [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.1	0.2		1.0
Spare Parts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	436.9	434.0		340.3
Spare Parts [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	260.4	283.0		180.2
Spare Parts [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.0	8.8		13.0
Spare Parts [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	24.6	15.6		18.6
Spare Parts [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	55.5	42.3		49.2
Spare Parts [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	78.3	69.7		66.8
Spare Parts [member] | Medical benefits plan subsidiaries abroad [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	10.1	14.6		12.5
Spare Parts [member] | Defense and Security [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	7.3	67.4		16.9
Spare Parts [member] | Service and support [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	426.1	358.1		299.7
Spare Parts [member] | All Other Segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 3.5	$ 8.5		$ 23.7

[1]	Consolidated statements of income for comparative years ended December 31, 2018 and 2017 were recasted to present the results of continuing operations separately from the results of the Commercial Aviation business unit and related services (discontinued operations) since the beginning of comparative periods (Note 4).